Leases - Summary of Maturity of Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2022	$ 9,954
2023	11,870		$ 6,401
2024	11,395		6,256
2025	10,222		5,844
2026	10,236		5,329
2027	10,473		5,196
2028 and thereafter	35,022
Total	99,172		$ 45,980
Less imputed interest	(19,986)
Operating lease liabilities	$ 79,186	$ 35,800